Leases - Summary of Liquidity Classification of Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Current lease liabilities	₩ 510,105	₩ 603,492
Non-current lease liabilities	2,640,775	3,095,964
Total lease liabilities	₩ 3,150,880	₩ 3,699,456	₩ 3,807,880